Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 1.1	$ 2.7
Allowance for credit loss	$ 1.0	$ 1.4
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, outstanding (in shares)	72,057,202	70,996,535
Treasury stock (in shares)	585,728	0
Common stock, issued (in shares)	72,642,930	70,996,535